LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loss Per Share

	2020	2019
Basic loss per share
Loss attributable to common shareholders	$109,828,218	$15,531,911

Weighted average number of common shares	370,530,748	354,593,084

Basic loss per share	$0.30	$0.04

Diluted loss per share
Loss attributable to common shareholders	$109,828,218	$15,531,911
Interest expense on convertible debentures	0	(11,822,910)
Mark to market gain on convertible debentures	0	21,821,831

Diluted loss attributable to common shareholders	$109,828,218	$25,530,832

Weighted average number of common shares	370,530,748	354,593,084
Effect on conversion of convertible debentures	0	48,083,337

Weighted average number of common shares (diluted) at December 31	370,530,748	402,676,421

Diluted loss per common share	$0.30	$0.06